January 3, 1997

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re:  The American Funds Tax-Exempt Series II
          File Nos. 811-4694
                    33-6180

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 12/31/96 of Registrant's Post-Effective Amendment No. 14 under The Securities Act of 1933 and Amendment No. 16 under The Investment Company Act of 1940.

                                                   Sincerely,
                                                   Kimberly S. Verdick
                                                   Assistant Secretary

cc: Mr. Frank J. Donaty, Jr.
    Mr. Randolph Koch
    (Division of Investment Management)